SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of significant assumptions used to estimate fair value of options granted
The weighted-average of significant assumptions used to estimate the fair value of options granted is as follows:

	2012	2011	2010
Risk-free interest rate	0.7%	1.4%	1.9%
Dividend yield	—	4.5%	3.7%
Expected term	4 years	4 years	4 years
Expected volatility	79.3%	79.9%	75.7%

Schedule of summary of stock option activity and related information
A summary of our stock option activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2012	798,228	$35.60
Granted	48,800	7.85
Exercised	—	—
Expired	(78,170)	61.05
Forfeited	(60,180)	18.85
Outstanding at December 30, 2012	708,678	$32.30	6 years	—
Fully vested or expected to vest at December 30, 2012	695,938	$32.60	6 years	—
Exercisable at December 30, 2012	397,110	$42.80	5 years	—

Stock awards, performance-based
Schedule of summary of stock award activity and related information
A summary of our performance-based stock award activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested at January 1, 2012	111,397	$19.45
Granted	212,526	7.85
Vested	(7,595)	29.10
Forfeited	(117,393)	15.05
Nonvested at December 30, 2012	198,935	$9.26

Stock awards, service-based
Schedule of summary of stock award activity and related information
A summary of our service-based stock award activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested at January 1, 2012	57,003	$21.10
Granted	94,884	7.85
Vested	(19,670)	24.60
Forfeited	(16,539)	11.50
Nonvested at December 30, 2012	115,678	$11.01